SCHEDULE OF REMAINING LEASE TERMS AND DISCOUNT RATE (Details)	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Weighted-average remaining lease term (years)	3 years 8 months 12 days	4 years 7 months 6 days
Weighted-average discount rate	8.30%	8.30%